Revenues and Cost of Revenues (Tables)	12 Months Ended
Sep. 30, 2025
Revenues and Cost of Revenues [Abstract]
Schedule of Disaggregation of the Company’s Revenues

The following table identifies the disaggregation of the Company’s revenues for the years ended September 30, 2025, 2024 and 2023, respectively:

	For the year ended September 30, 2025	For the year ended September 30, 2024	For the year ended September 30, 2023
Revenues
Solar PV products	61,646,464	46,486,751	36,675,752
HPC products	1,278,785	3,377,296	14,139,923
Others	385,947	—	—
Total revenues	63,311,196	49,864,047	50,815,675
es. The following table identifies the disaggregation of the Company’s cost of revenues for the years ended September 30, 2025, 2024 and 2023, respectively:

	For the year ended September 30, 2025	For the year ended September 30, 2024	For the year ended September 30, 2023
Cost of revenues
Solar PV products	55,496,775	40,335,095	30,711,003
HPC products	1,162,926	2,994,813	11,482,753
Others	351,054	—	—
Total cost of revenues	57,010,755	43,329,908	42,193,756